Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Cumulative Other Comprehensive Income Balances [Abstract] [Abstract]
Summary of Other Comprehensive Income
Table 25.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects.

Table 25.1: Summary of Other Comprehensive Income

	Year ended December 31,
	2018			2017			2016
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Debt securities (1):
Net unrealized gains (losses) arising during the period	$(4,493)	1,100	(3,393)	2,719	(1,056)	1,663	(3,458)	1,302	(2,156)
Reclassification of net (gains) losses to net income:
Interest income on debt securities (2)	357	(88)	269	198	(75)	123	7	(3)	4
Net gains on debt securities	(108)	27	(81)	(479)	181	(298)	(942)	355	(587)
Net gains from equity securities (3)	—	—	—	(456)	172	(284)	(300)	113	(187)
Other noninterest income	(1)	—	(1)	—	—	—	(5)	2	(3)
Subtotal reclassifications to net income	248	(61)	187	(737)	278	(459)	(1,240)	467	(773)
Net change	(4,245)	1,039	(3,206)	1,982	(778)	1,204	(4,698)	1,769	(2,929)
Derivatives and hedging activities:
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges (4)	(254)	63	(191)	(253)	95	(158)	—	—	—
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges	(278)	67	(211)	(287)	108	(179)	177	(67)	110
Reclassification of net (gains) losses to net income:
Interest income on loans	292	(72)	220	(551)	208	(343)	(1,043)	393	(650)
Interest expense on long-term debt	2	—	2	8	(3)	5	14	(5)	9
Subtotal reclassifications to net income	294	(72)	222	(543)	205	(338)	(1,029)	388	(641)
Net change	(238)	58	(180)	(1,083)	408	(675)	(852)	321	(531)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	(434)	106	(328)	49	(12)	37	(52)	(40)	(92)
Reclassification of amounts to noninterest expense and employee benefits (5):
Amortization of net actuarial loss	127	(31)	96	150	(57)	93	153	(57)	96
Settlements and other	126	(29)	97	3	2	5	5	(1)	4
Subtotal reclassifications to noninterest expense and employee benefits	253	(60)	193	153	(55)	98	158	(58)	100
Net change	(181)	46	(135)	202	(67)	135	106	(98)	8
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	(156)	1	(155)	96	3	99	(3)	4	1
Net change	(156)	1	(155)	96	3	99	(3)	4	1
Other comprehensive income (loss)	$(4,820)	1,144	(3,676)	1,197	(434)	763	(5,447)	1,996	(3,451)
Less: Other comprehensive loss from noncontrolling interests, net of tax			(2)			(62)			(17)
Wells Fargo other comprehensive income (loss), net of tax			$(3,674)			825			(3,434)

(1)
The years ended December 31, 2017 and 2016, include net unrealized gains (losses) arising during the period from equity securities of $81 million and $259 million and reclassification of net (gains) losses to net income related to equity securities of $(456) million and $(300) million, respectively. In connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, the year ended December 31, 2018, reflects net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.

(2)	Represents net unrealized gains and losses amortized over the remaining lives of securities that were transferred from the available-for-sale portfolio to the held-to-maturity portfolio.

(3)
Net gains from equity securities is presented for table presentation purposes. After our adoption of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities on January 1, 2018, this line will not contain balances as realized and unrealized gains and losses on marketable equity investments will be recorded in earnings.

(4)
Represents changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads, which are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income.

(5)
Effective January 1, 2018, we adopted ASU 2017-07 – Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, 2018 balances are reclassified to other noninterest expense on the consolidated statement of income. For 2017 and 2016, these balances were reclassified to employee benefits.

Cumulative OCI Balances
Table 25.2 provides the cumulative OCI balance activity on an after-tax basis.

Table 25.2: Cumulative OCI Balances

(in millions)	Debt securities (1)	Derivatives and hedging activities	Defined benefit plans adjustments	Foreign currency translation adjustments	Cumulative other comprehensive income (loss)
Balance, December 31, 2015	$1,813	620	(1,951)	(185)	297
Net unrealized gains (losses) arising during the period	(2,156)	110	(92)	1	(2,137)
Amounts reclassified from accumulated other comprehensive income	(773)	(641)	100	—	(1,314)
Net change	(2,929)	(531)	8	1	(3,451)
Less: Other comprehensive loss from noncontrolling interests	(17)	—	—	—	(17)
Balance, December 31, 2016	(1,099)	89	(1,943)	(184)	(3,137)
Transition adjustment (2)	—	168	—	—	168
Balance, January 1, 2017	(1,099)	257	(1,943)	(184)	(2,969)
Net unrealized gains (losses) arising during the period	1,663	(337)	37	99	1,462
Amounts reclassified from accumulated other comprehensive income	(459)	(338)	98	—	(699)
Net change	1,204	(675)	135	99	763
Less: Other comprehensive income (loss) from noncontrolling interests	(66)	—	—	4	(62)
Balance, December 31, 2017	171	(418)	(1,808)	(89)	(2,144)
Transition adjustment (3)	(118)	—	—	—	(118)
Balance, January 1, 2018	53	(418)	(1,808)	(89)	(2,262)
Reclassification of certain tax effects to retained earnings (4)	31	(87)	(353)	9	(400)
Net unrealized losses arising during the period	(3,393)	(402)	(328)	(155)	(4,278)
Amounts reclassified from accumulated other comprehensive income	187	222	193	—	602
Net change	(3,175)	(267)	(488)	(146)	(4,076)
Less: Other comprehensive loss from noncontrolling interests	—	—	—	(2)	(2)
Balance, December 31, 2018	$(3,122)	(685)	(2,296)	(233)	(6,336)

(1)
The years ended December 31, 2017 and 2016, include net unrealized gains (losses) arising during the period from equity securities of $81 million and $259 million and reclassification of net (gains) losses to net income related to equity securities of $(456) million and $(300) million, respectively. In connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, the year ended December 31, 2018, reflects net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.

(2)
Transition adjustment relates to our adoption of ASU 2017-12 – Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. See Note 1 (Summary of Significant Accounting Policies) for more information.

(3)
The transition adjustment relates to our adoption of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.

(4)
Represents the reclassification from other comprehensive income to retained earnings as a result of our adoption of ASU 2018-02 – Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income in third quarter 2018. See Note 1 (Summary of Significant Accounting Policies) for more information.